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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):                [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                                Name:            Shaker Investments, L.L.C.
                                Address:         2000 Auburn Drive
                                                 Suite 300
                                                 Cleveland, Ohio 44122
                                13F File Number: 28-05322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:                         Edward P. Hemmelgarn
Title:                        President & CEO
Phone:                        216-292-2950
Signature,                    Place,                      and Date of Signing:
 Edward P. Hemmelgarn         Cleveland, Ohio             February 13, 2006



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Report Type (Check only one.):
                                         [X]        13F HOLDINGS REPORT.
                                         [ ]        13F NOTICE.
                                         [ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                    0
Form 13F Information Table Entry Total:               68
Form 13F Information Table Value Total:               $495,617 (thousands)

List of Other Included Managers:


No.  13F File Number                                  Name

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                                                                                                              Voting
                                  Title of             Value       Shrs or  SH/  PUT/  Investment   Other     Authority
Name of Issuer                    Class    Cusip       (000's)     prn amt  PRN  Call  Discretion   Managers  Sole      Shared  None

Cerner Corporation                         156782104    24,114     265,252               Sole                   265,252
Royal Caribbean Cruises                    V7780T103    21,763     482,972               Sole                   482,972
E Trade Group Inc                          269246104    20,537     984,539               Sole                   984,539
Qiagen, N.V.                               N72482107    18,534   1,577,370               Sole                 1,577,370
Eclipsys Corp.                             278856109    16,863     890,826               Sole                   890,826
Portfolio Recovery Associates              73640Q105    16,073     346,100               Sole                   346,100
Fair Isaac Corporation                     303250104    15,493     350,751               Sole                   350,751
Tessera Technologies Inc                   88164L100    15,193     587,730               Sole                   587,730
Verisign Inc.                              92343E102    14,401     657,584               Sole                   657,584
Integra Life Sciences                      457985208    13,035     367,586               Sole                   367,586
Microchip Technology                       595017104    12,425     386,469               Sole                   386,469
American Healthways, Inc.                  02649V104    11,381     251,510               Sole                   251,510
Fiserv Inc.                                337738108    10,725     247,862               Sole                   247,862
Copart Inc.                                217204106    10,151     440,185               Sole                   440,185
Alkermes                                   01642T108    10,021     524,090               Sole                   524,090
Global Santa Fe Corp.                      G3930E101     9,587     199,111               Sole                   199,111
Intersil Corp.- CL A                       46069S109     9,548     383,758               Sole                   383,758
Cognizant Tech Solutions                   192446102     9,400     186,982               Sole                   186,982
Scottish Re Group Limited                  G7885T104     9,350     380,845               Sole                   380,845
Flextronics Int'l Ltd.                     Y2573F102     9,202     881,430               Sole                   881,430
Gevity HR Inc.                             374393106     9,185     357,131               Sole                   357,131
Power Integrations                         739276103     9,061     380,574               Sole                   380,574
Patterson-UTI Energy Inc                   703481101     8,987     272,740               Sole                   272,740
QLogic Corp                                747277101     8,901     273,805               Sole                   273,805
Salix Pharmaceuticals Ltd                  795435106     8,541     485,815               Sole                   485,815
Asset Acceptance Capital Corp.             04543P100     7,971     354,880               Sole                   354,880
Pacific Sunwear                            694873100     7,970     319,805               Sole                   319,805
PMC-Sierra Inc.                            69344F106     7,949   1,030,936               Sole                 1,030,936
Rowan Cos. Inc.                            779382100     7,499     210,405               Sole                   210,405
Hunt (JB) Transport Services Inc.          445658107     7,413     327,440               Sole                   327,440
D. R. Horton Inc.                          23331A109     7,374     206,394               Sole                   206,394
Altera Corp.                               021441100     7,168     386,840               Sole                   386,840
Joy Global Capitial                        481165108     6,842     171,059               Sole                   171,059
Ultralife Batteries                        903899102     6,533     544,455               Sole                   544,455
Invitrogen Corp.                           46185R100     6,163      92,481               Sole                    92,481



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
Olympic Steel Corporation                  68162K106     6,119     246,240               Sole                   246,240
Cephalon Inc.                              156708109     5,974      92,270               Sole                    92,270
PortalPlayer Inc.                          736187204     5,953     210,220               Sole                   210,220
Semitool, Inc.                             816909105     5,548     509,960               Sole                   509,960
HouseValues, Inc.                          44183Y102     5,426     416,070               Sole                   416,070
Buffalo Wild Wings                         119848109     5,407     162,820               Sole                   162,820
Tibco Software Inc.                        88632Q103     5,284     707,365               Sole                   707,365
Abercrombie & Fitch                        002896207     5,231      80,255               Sole                    80,255
Varian Med. Systems Inc.                   92220P105     5,000      99,330               Sole                    99,330
Sonic Corp.                                835451105     4,975     168,640               Sole                   168,640
Wintrust FInancial Corp                    97650W108     4,965      90,440               Sole                    90,440
St. Mary Land & Exploration                792228108     4,860     132,035               Sole                   132,035
Micros Systems Inc                         594901100     4,847     100,310               Sole                   100,310
Ecolab                                     278865100     4,805     132,470               Sole                   132,470
Remington Oil & Gas Company                759594302     4,534     124,225               Sole                   124,225
Imax Corporation                           45245E109     3,657     517,920               Sole                   517,920
Skechers USA                               830566105     3,323     216,900               Sole                   216,900
PetMed Express Inc.                        716382106     2,630     185,590               Sole                   185,590
USA Truck Inc.                             902925106     2,567      88,130               Sole                    88,130
Marvell Technology Group Ltd.              G5876H105     1,907      34,000               Sole                    34,000
Red Robin Gourmet Burgers                  75689M101     1,325      26,000               Sole                    26,000
Cisco Systems, Inc.                        17275R102     1,187      69,346               Sole                    69,346
Caremark Rx Inc.                           141705103       861      16,620               Sole                    16,620
Foundry Networks, Inc.                     35063R100       638      46,190               Sole                    46,190
Unica Corp                                 904583101       553      45,900               Sole                    45,900
Community Bancorp Inc.                     20342P109       485      13,670               Sole                    13,670
Anadarko Petroleum Corp.                   032511107       474       5,000               Sole                     5,000
Maxim Integrated Products                  57772K101       418      11,535               Sole                    11,535
Petro-Canada                               71644E102       401      10,000               Sole                    10,000
Ceradyne Inc.                              156710105       279       6,370               Sole                     6,370
Standard-Pacific Corp                      85375C101       224       6,090               Sole                     6,090
Benchmark Electronic                       08160H101       223       6,645               Sole                     6,645
Mercer Insurance Group, Inc.               587902107       184      12,250               Sole                    12,250


                                                       495,617

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